FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENTS [Abstarct]
FAIR VALUE MEASUREMENTS
NOTE 8:-	FAIR VALUE MEASUREMENTS

Financial instruments measured at fair value on a recurring basis include warrants for convertible preferred share. The warrants are classified as a liability in accordance with ASC No. 480 (see Note 10). These warrants were classified as level 3 in the fair value hierarchy since some of the inputs used in the valuation were determined based on management's assumptions. The fair value of the warrants on the issuance date and on subsequent reporting dates was determined using OPM utilizing the assumptions noted below. The fair value of the underlying preferred share price was determined by the board of directors considering, among others, third party valuations. The valuation of the Company was performed using a DCF model. The OPM method was then employed to allocate the enterprise value among the Company's various equity classes, deriving a fully marketable value per share for the preferred share. The expected terms of the warrants were based on the remaining contractual expiration period. The expected share price volatility for the shares was determined by examining the historical volatilities of a group of the Company's industry peers as there is no trading history of the Company's shares. The risk-free interest rate was calculated using the average of the published interest rates for U.S. Treasury zero-coupon issues with maturities that approximate the expected term. The dividend yield assumption was zero as there is no history of dividend payments.

The following assumptions were used to estimate the value of the warrants to purchase series C convertible preferred share:

	December 31, 2013	September 17, 2014 (conversion date)
Expected volatility	70%	70%
Risk-free rate	0.1%	0.1%
Dividend yield	0%	0%
Expected term (in years)	1.25	-

The following assumptions were used to estimate the value of the warrants to purchase series D convertible preferred shares:

	September 24, 2013 (issuance date)	December 31, 2013	September 11, 2014 (IPO date)
Expected volatility	70%	70%	70%
Risk-free rate	0.2%	0.1%	1.7%
Dividend yield	0%	0%	0%
Expected term (in years)	1.5	1.25	4.8

The following assumptions were used to estimate the value of the warrants to purchase series E convertible preferred shares:

	June 26, 2014 (issuance date)	September 11, 2014 (IPO date)
Expected volatility	70%	70%
Risk-free rate	0.1%	1.4%
Dividend yield	0%	0%
Expected term (in years)	4.0	3.8

The change in the fair value of warrants to purchase convertible preferred shares liability is summarized below:

	Balance at beginning of period	Issuance of warrants to purchase preferred share	Exercise of warrants to purchase preferred share	Change in fair value	Conversion to Warrants to purchase ordinary share following IPO	Balance at end of period
December 31, 2012	$328	$1,008	$—	$832	$—	$2,168
December 31, 2013	$2,168	$62	$—	$1,111	$—	$3,341
December 31, 2014	$3,341	$5,794	$(2,804)	$(776)	$(5,555)	$—